INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	$ 121,948	$ 128,150
Total liabilities	(89,425)	(92,610)
Associates and joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	129,394	127,008
Total liabilities	(73,984)	(80,382)
Net assets	$ 55,410	$ 46,626